Other financial assets	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Other financial assets [text block]
9.	Other financial assets

	Dec. 31, 2017	Dec. 31, 2016
Current
Derivative assets	$2,841	$3,397

Non-current
Available-for-sale investments	21,973	13,508
Investments at fair value through profit or loss	282	192
Restricted cash (note 26d)	206	17,148
	22,461	30,848

	$25,302	$34,245

Available-for-sale investments

Available-for-sale investments consist of investments in Canadian metals and mining companies, most of which are publicly traded. During the years ended December 31, 2017 and 2016, the Group recognized impairment losses on investments in listed shares and transferred pre-tax losses of $2,059 and $1,102, respectively, from the available-for-sale reserve within equity to the consolidated income statements (note 5f).

The following table summarizes the change in available-for-sale investments:

	Dec. 31, 2017	Dec. 31, 2016

Balance, beginning of year	$13,508	$9,206
Additions	5,265	2,857
Increase from remeasurement to fair value	2,507	3,598
Disposals	(229)	(2,206)
Effect of movements in exchange rates	922	53

Balance, end of year	$21,973	$13,508